UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, October 20, 2005


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    52
Form 13F information Table Value Total:    $99,975

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven, Inc.                 COM NEW          817826209     2493    70000 SH       SOLE                    70000
Action Performance Companies,  COM              004933107     3320   265600 SH       SOLE                   265600
Amegy Bancorporation, Inc.     COM              02343r102     2489   110000 SH       SOLE                   110000
Argosy Gaming Company          COM              040228108     1065    22670 SH       SOLE                    22670
BEI Technologies, Inc.         COM              05538P104     2634    75276 SH       SOLE                    75276
Beverly Enterprises, Inc.      COM NEW          087851309     2423   197765 SH       SOLE                   197765
BioSource International, Inc.  COM              09066h104     1915   152100 SH       SOLE                   152100
Brooktrout Inc.                COM              114580103     2169   167215 SH       SOLE                   167215
Callaway Golf Company          COM              131193104     1222    81000 SH       SOLE                    81000
Capital Automotive REIT        SH BEN INT       139733109     2710    70000 SH       SOLE                    70000
Carnival Corporation           PAIRED CTF       143658300     1158    23170 SH       SOLE                    23170
Chiron Corp.                   COM              170040109     2543    58256 SH       SOLE                    58256
Computer Horizons Corp.        COM              205908106     2533   574412 SH       SOLE                   574412
CyberGuard Corporation         COM              231910100     2631   318865 SH       SOLE                   318865
E-LOAN, Inc.                   COM              26861p107     2375   566880 SH       SOLE                   566880
Engineered Support Systems, In COM              292866100     2298    56000 SH       SOLE                    56000
Eyetech Pharmaceuticals Inc.   COM              302297106     1273    70855 SH       SOLE                    70855
Fastclick, Inc.                COM              31188f105      368    27190 SH       SOLE                    27190
GameStop Corporation Cl B      COM CL B         36466r200     5308   187180 SH       SOLE                   187180
Gold Bank Corporation, Inc.    COM              379907108     1225    82200 SH       SOLE                    82200
Guilford Pharmaceauticals Inc. COM              401829106     2586   708600 SH       SOLE                   708600
I-many, Inc.                   COM              44973q103     2584  1943190 SH       SOLE                  1943190
IMS Health Incorporated        COM              449934108     2318    92110 SH       SOLE                    92110
IVAX Corporation               COM              465823102     2615    99200 SH       SOLE                    99200
Instinet Group Inc.            COM              457750107     2331   468950 SH       SOLE                   468950
Intermix Media, Inc.           COM              45881x106     2114   176765 SH       SOLE                   176765
MBNA Corporation               COM              55262l100     1135    46055 SH       SOLE                    46055
Macromedia, Inc.               COM              556100105     2599    63915 SH       SOLE                    63915
Maytag Corporation             COM              578592107     3667   200815 SH       SOLE                   200815
Monolithic System Technology I COM              609842109     1023   186976 SH       SOLE                   186976
Net2Phone, Inc.                COM              64108n106     1612   921360 SH       SOLE                   921360
Nextel Partners, Inc. Cl. A    CL A             65333f107     2513   100100 SH       SOLE                   100100
PalmSource, Inc.               COM              697154102     1534    85000 SH       SOLE                    85000
Parlex Corporation             COM              701630105      346    51825 SH       SOLE                    51825
Party City Corporation         COM              702145103      690    40800 SH       SOLE                    40800
PetroKazakhstan Inc.           COM              71649p102     2396    44025 SH       SOLE                    44025
Plumtree Software, Inc.        COM              72940q104     2367   433543 SH       SOLE                   433543
Priority Healthcare Corporatio CL B             74264t102     1480    53140 SH       SOLE                    53140
Providian Financial Corporatio COM              74406a102     1253    70855 SH       SOLE                    70855
Reebok International Ltd.      COM              758110100     1603    28340 SH       SOLE                    28340
Register.com, Inc.             COM              75914g101     1069   138175 SH       SOLE                   138175
Reptron Electronics, Inc.      COM              76026w208       96   188420 SH       SOLE                   188420
SS&C Technologies, Inc.        COM              85227q100     1282    35000 SH       SOLE                    35000
ShopKo Stores, Inc.            COM              824911101      564    22100 SH       SOLE                    22100
Siebel Systems, Inc.           COM              826170102     1808   175000 SH       SOLE                   175000
Spinnaker Exploration Company  COM              84855w109     1617    25000 SH       SOLE                    25000
Telesp Celular Participacoes S SPON ADR PFD     87952l108      861   220190 SH       SOLE                   220190
The Gillette Company           COM              375766102     4124    70855 SH       SOLE                    70855
The Neiman Marcus Group, Inc.  CL B             640204301     1238    12400 SH       SOLE                    12400
The Procter & Gamble Company   COM              742718109     1486    25000 SH       SOLE                    25000
United States Steel Corporatio COM              912909108     1694    40000 SH       SOLE                    40000
Versatel Telecom International COM              not liste     1216   460600 SH       SOLE                   460600